Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 07, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment evaluation		$ 11,116,862
Write-off (expense) of deferred rent receivable		1,500,000	7,100,000	3,400,000
Principal amortization (accretion)		100,000	100,000	100,000
Secured loan receivable reserves		300,000	2,200,000
Outstanding mortgage and other notes payable obligations		705,200,000	600,500,000
Fair values of debt		720,800,000	597,700,000
Outstanding loan receivables		32,600,000	33,000,000
Number of interest rate swaps		2
Common stock shares, authorized	300,000,000	120,700,000
Common stock shares, split	60.37-to-one
Common stock shares, split ratio	60.37
Minimum
Principal and interest payments term		5 years
Maximum
Principal and interest payments term		10 years
Building and Building Improvements | Maximum
Property, plant, and equipment, useful life		40 years
Property, Furniture, and Equipment | Maximum
Property, plant, and equipment, useful life		10 years
Real Estate Investment
Real estate investments		812,833,004	611,116,546
Building
Impairment evaluation			6,100,000
Assets of disposal group, including discontinued operation			900,000
Texas
Impairment evaluation				96,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impairment evaluation		11,116,862
Write-off (expense) of deferred rent receivable		1,500,000	7,100,000	3,400,000
Principal amortization (accretion)		100,000	100,000	100,000
Secured loan receivable reserves		300,000	2,200,000
Outstanding mortgage and other notes payable obligations		705,200,000	600,500,000
Fair values of debt		720,800,000	720,800,000
Outstanding loan receivables		32,600,000	33,000,000
Number of interest rate swaps		2
Common stock shares, authorized		120,700,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Minimum
Principal and interest payments term		5 years
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Maximum
Principal and interest payments term		10 years
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Building and Building Improvements | Maximum
Property, plant, and equipment, useful life		40 years
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Property, Furniture, and Equipment | Maximum
Property, plant, and equipment, useful life		10 years
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Building
Impairment evaluation			6,100,000
Assets of disposal group, including discontinued operation			900,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Texas
Impairment evaluation				$ 96,000